Other Payables	12 Months Ended
Dec. 31, 2023
Other Payables [Abstract]
Other payables

Note 10 – Other payables

	December 31,
	2022	2023
Accrued expenses and other	4,899	7,208
Contract liabilities	3,330	3,857
Lease liability	4,846	4,473
Employees and related liabilities	8,917	11,252
Government authorities	1,664	2,686
Current maturities in respect of government grants	494	262
	24,150	29,738